Discontinued Operations (Tables)	12 Months Ended
Jan. 31, 2017
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Schedule of Major Classes of Assets and Liabilities

The components of assets and liabilities of discontinued operations in the Condensed Consolidated Balance Sheet are as follow:

	As of January 31,
(in thousands)	2017	2016
Major classes of assets
Customer receivables	$13,731	$13,005
Costs and estimated earnings in excess of billings on uncompleted contracts	22,970	34,605
Inventories	2,426	2,426
Other current assets	1,033	116
Total current assets of discontinued operations	40,160	50,152
Property and equipment, net	5,235	4,505
Other assets of discontinued operations	895	1,550
Total major classes of assets of discontinued operations	$46,290	$56,207
Major classes of liabilities
Accounts payable	$16,963	$18,629
Billings in excess of costs and estimated earnings on uncompleted contracts	3,530	7,497
Other current liabilities	87	82
Total current liabilities of discontinued operations	20,580	26,208
Total major classes of liabilities of discontinued operations	$20,580	$26,208

Schedule of Financial Results of Discontinued Operations

The financial results of discontinued operations are as follows:

	Year Ended January 31,
(in thousands)	2017	2016	2015
Revenue	$137,189	$210,780	$308,099
Cost of revenues (exclusive of depreciation and amortization, shown below)	(128,910)	(193,440)	(305,340)
Selling, general and administrative expenses (exclusive of depreciation and amortization, shown below)	(11,655)	(19,878)	(22,661)
Depreciation and amortization	(1,609)	(5,833)	(14,223)
Gain on sale of fixed assets	265	558	1,662
Equity in earnings of affiliates	—	1,104	3,390
Restructuring costs	(424)	(765)	(54)
Other income items	(43)	(614)	(1,525)
Total operating loss on discontinued operations before income taxes	(5,187)	(8,088)	(30,652)
Income tax expense (benefits)	—	3,832	(551)
Total operating loss on discontinued operations	$(5,187)	$(4,256)	$(31,203)
Total consideration		$47,717	$3,538
Net book value of assets sold		(31,776)	(38,610)
Reclassification adjustment for foreign currency translation		—	(3,794)
Transaction costs associated with sale		(3,036)	(145)
Gain (loss) on sale of discontinued operations before income taxes		12,905	(39,011)
Income tax expense		(5,102)	(120)
Total income (loss) on discontinued operations		$3,547	$(70,334)

Case-Bencor Joint Venture [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Schedule of Financial Results of Discontinued Operations

Prior to the completion of the sale of the Geoconstruction business segment, we owned 65% and 50% of Case-Bencor Joint Venture (Washington) and Case-Bencor Joint Venture (Iowa), respectively, which were both included as part of the Geoconstruction business segment as investments in affiliates, and were discontinued as a result of the sale. Summarized financial information of the entities, which were accounted for as equity method investments, through the date of the sale was as follows:

	Years Ended January 31,
(in thousands)	2016	2015
Income statement data:
Revenues	$10,720	$24,879
Gross profit	2,466	5,496
Net income	2,466	5,496

Heavy Civil and Geoconstruction Business Segment [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Schedule of Cash flow Data

In accordance with our adoption of ASU 2014-08 effective February 1, 2015, additional disclosure relating to cash flow is required for discontinued operations. Cash flow information for Costa Fortuna and Tecniwell is not required since they were accounted for based on the previous accounting guidance.   Cash Flow data related to Heavy Civil and Geoconstruction business segments are presented below:

	Year Ended January 31,
(in thousands)	2017	2016	2015
Cash flow data:
Depreciation and amortization	$1,609	$5,833	$14,223
Capital expenditures	1,699	1,536	567
Bad debt expense (income) – Heavy Civil only	1,165	(124)	44